Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases
Summary of the movements in the carrying value of right of use assets

	Buildings	Motor vehicles	Other Equipments	Total
Balance as of April 1, 2019	158,346	6,295	25,347	189,988
Additions	498,972	—	—	498,972
Deletions	(69,258)	(2,292)	(1,120)	(72,670)
Depreciation (Refer note 13)	(66,526)	(3,053)	(8,289)	(77,868)
Balance as of March 31, 2020	521,534	950	15,938	538,422

Schedule of amounts recognised in profit or loss

The following are the amounts recognised in profit or loss:

Amount
Depreciation expense of right-of-use asset (Refer note 13)	77,868
Interest expense on lease liabilities (Refer note 16)	56,394
Expense relating to short-term leases (Refer note 12)	55,007
Total amount recognised in profit or loss	189,269

Schedule of lease liabilities by classification

The following is the break-up of current and non-current lease liabilities as of March 31, 2020

Amount
Current lease liabilities (Refer note 32)	61,267
Non-current lease liabilities (Refer note 32)	478,361
Total	539,628

Schedule of carrying amounts of lease liabilities and the movements during the period

The following is the movement in lease liabilities during the year ended March 31, 2020:

Amount
Balance as of April 1, 2019	210,130
Additions	479,039
Finance cost accrued during the year (Refer note 16)	56,394
Deletions	(102,202)
Payment of lease liabilities	(103,734)
Balance as of March 31, 2020	539,627

Schedule of contractual maturities of lease liabilities

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2020 on an undiscounted basis:

Amount
Less than one year	118,750
One to five years	544,361
More than five years	233,634
Total	896,745